Offerings - Offering: 1	Apr. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,845,846,314.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,083,511.38
Offering Note	(i) Title of each class of securities to which transaction applies: Ordinary shares, nominal value Euro0.002 per share ("Centessa ordinary shares"), of Centessa Pharmaceuticals plc ("Centessa"), including all Centessa ordinary shares underlying American Depositary Shares of Centessa, each representing a beneficial ownership interest in one Centessa ordinary share. (ii) Aggregate number of securities to which transaction applies: As of the close of business on March 31, 2026, the maximum number of Centessa ordinary shares to which this transaction applies is estimated to be 171,312,040, which consists of: (a) 154,728,966 outstanding Centessa ordinary shares; (b) 15,428,753 Centessa ordinary shares underlying outstanding stock options; and (c) 1,154,321 Centessa ordinary shares underlying outstanding time-based restricted stock unit awards. (iii) Per unit price of other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"): Estimated solely for the purpose of calculating the filing fee, as of March 31, 2026, the underlying value of the transaction was calculated based on the sum of: (a) the product of 154,728,966 Centessa outstanding ordinary shares and the per share transaction consideration of $47.00; (b) the product of 15,428,753 Centessa ordinary shares underlying outstanding stock options and $33.66 (which is the difference between the per share transaction consideration of $47.00 and the weighted average exercise price of $13.34); and (c) the product of 1,154,321 Centessa ordinary shares underlying outstanding restricted stock unit awards and the per share transaction consideration of $47.00. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.0001381.